Selected Income Statement Data	12 Months Ended
Dec. 31, 2022
Selected Income Statement Data [Abstract]
Selected Income Statement Data

Note 17 - Selected Income Statement Data

A.          Revenues

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars (in thousands)
Sales of products	307,791	259,332	148,257
Service fees	13,118	10,327	7,602

	320,909	269,659	155,859

In 2022, one customer accounted for 11% of total revenues. In 2021 and 2020, no customer accounted for more than 10% of revenues.

B.	Selling, general and administrative expenses

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars (in thousands)
Selling (*)	38,249	33,614	22,969
General and administrative	11,250	9,359	8,063

	49,499	42,973	31,032

(*) Including shipping and handling costs	2,294	1,867	2,356

C.          Financial income, net

	Year Ended December 31,
	2022	2021	2020
	U.S. Dollars (in thousands)
Interest income	8,648	1,408	1,281
Convertible notes amortization	(1,094)	(113)	-
Other, net (*)	(864)	(265)	(506)

	6,690	1,030	775

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(351), $58, and $(351) in 2022, 2021 and 2020, respectively.